LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 13:-LEASES

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

F - 35

CERAGON NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 13:-LEASES (cont.)

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 were as follows:

	Year ended December 31,
	2019	2020

Components of lease expense
Operating lease cost	$5,624	$5,484
Short-term lease	$75	$43
Total lease expenses	$5,699	$5,527

	Year ended December 31,
	2019	2020

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,718	$5,489

Supplemental non-cash information related to lease liabilities arising from
obtaining ROU assets	$8,346	$1,773

As of December 31, 2020, the Company has additional operating lease, that has not yet commenced, with lease obligations of approximately $18,700, for new offices. This operating lease will commence in 2021 with lease term of 10 years.

For the year ended December 31, 2020, the weighted average remaining lease term is approximately three years, and the weighted average discount rate is 6.08 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2020 were as follows:

2021	3,286
2022	2,004
2023	1,341
2024	374
2025 and thereafter	840
Total operating lease payments	7,845
Less: imputed interest	822
Present value of lease liability	7,023